RISK MANAGEMENT (Details 19) - Liquidity Risk [Member] - Other Commercial Commitments [Member] - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,638,286	$ 2,182,569
Not Later Than One Month [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	702,081	559,586
Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	371,475	407,158
More Than 3 Months To 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,034,383	946,624
Between 1 and 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	226,962	247,941
Due After 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	33,385	21,260
Performance Guarantees [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,954,205	1,823,793
Performance Guarantees [Member] | Not Later Than One Month [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	663,642	514,510
Performance Guarantees [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	188,147	244,543
Performance Guarantees [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	905,554	835,030
Performance Guarantees [Member] | Between 1 and 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	163,506	208,479
Performance Guarantees [Member] | Due After 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	33,356	21,231
Foreign Letters Of Credit Confirmed [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	57,038	75,499
Foreign Letters Of Credit Confirmed [Member] | Not Later Than One Month [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	3,842	16,681
Foreign Letters Of Credit Confirmed [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	9,128	33,513
Foreign Letters Of Credit Confirmed [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	33,177	21,277
Foreign Letters Of Credit Confirmed [Member] | Between 1 and 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	10,891	4,028
Foreign Letters Of Credit Confirmed [Member] | Due After 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial liabilities
Letters Of Credit Issued [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	223,420	201,699
Letters Of Credit Issued [Member] | Not Later Than One Month [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	12,469	12,367
Letters Of Credit Issued [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	110,970	115,720
Letters Of Credit Issued [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	54,015	43,029
Letters Of Credit Issued [Member] | Between 1 and 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	45,937	30,554
Letters Of Credit Issued [Member] | Due After 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	29	29
Pledges And Other Commercial Commitments [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	133,623	81,578
Pledges And Other Commercial Commitments [Member] | Not Later Than One Month [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	22,128	16,028
Pledges And Other Commercial Commitments [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	63,230	13,382
Pledges And Other Commercial Commitments [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	41,637	47,288
Pledges And Other Commercial Commitments [Member] | Between 1 and 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	6,628	4,880
Pledges And Other Commercial Commitments [Member] | Due After 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial liabilities